Equity settled share-based payments - Restricted share units (Details)		1 Months Ended		12 Months Ended
	Aug. 27, 2018	Mar. 31, 2023 shares $ / shares	Oct. 31, 2022 shares	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2023 CNY (¥) $ / shares	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2023 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total compensation expense | ¥				¥ 62,882,000		¥ 82,835,000	¥ 281,319,000
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted		5,084,800	143,436	6,561,596
Weighted-average exercise price, granted during the year (in dollars per share) | $ / shares		$ 0.036			$ 4.12
Vesting percentage				20.00%
Granted fair value share option				¥ 186,116,000	$ 186,116,000			$ 27,004,000
Total compensation expense | ¥				¥ 28,963,000
Restricted share units | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-average remaining contract life of restricted shares	2 years			2 years
Restricted share units | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-average remaining contract life of restricted shares	4 years			4 years
Restricted share units | Board of directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted | shares				1,333,360
Weighted-average exercise price, granted during the year (in dollars per share) | $ / shares					$ 0.036